Investments (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments [Line Items]
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	€ 58
Investments accounted for using equity method	€ 7,044	€ 3,511	€ 4,040
Percentage of voting equity interests acquired	69.60%
Increase Through Write Up Of Assets	€ 681
Nigeria LNG Ltd [Member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	651	99
Increase Through Write Up Of Assets	511
Saudi European Petro chemical Co [Member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	144	13
Increase Through Write Up Of Assets	130
Associates [member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	1,452	1,063
Joint ventures [member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	5,497	2,332
Angola LNG Ltd [Member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	95	802
Angola LNG Ltd [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	1,106	802
Union Fenosa Gas SA [Member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	335	350
Union Fenosa Gas SA [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	15
Investments accounted for using equity method	335	350
Novamont SpA [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	43
Investments accounted for using equity method	67	71
Coral FLNG SA [Member]
Disclosure Of Investments [Line Items]
Additional Capital Contributed In Associates Accounted Under Equity Method	48
Coral FLNG SA [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	€ 102	€ 54
Commonwealth fusion system Llc [Member]
Disclosure Of Investments [Line Items]
Percentage of voting equity interests acquired	33.72%
Consideration transferred, acquisition-date fair value	€ 42
Commonwealth fusion system Llc [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Investments accounted for using equity method	€ 42